Commitments And Contingencies - Additional Information (Detail) (USD $)				12 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2012 Jfc [Member]	Dec. 22, 2011 Cts [Member] Minimum [Member]	Dec. 22, 2011 Cts [Member] Maximum [Member]	Dec. 22, 2011 Mr.Colon [Member]	Jul. 31, 2012 Mr Shefet [Member]	Dec. 31, 2012 Legal Obligation and Other Costs [Member]	Jul. 30, 2011 Omniglow [Member]	Jul. 18, 2011 Omniglow [Member]	Jul. 30, 2011 Omniglow [Member] Attorney Fees and Costs [Member]	Dec. 31, 2012 Operating Leases [Member]	Dec. 31, 2011 Operating Leases [Member]	Dec. 31, 2011 Cts Acquisition [Member]
Commitments and Contingencies Disclosure [Line Items]
Business Acquisition, Contingent Consideration, Shares Issuable				2,450,000
Note payable due to related parties	$ 2,100,000	$ 0
Business Acquisition, Contingent Consideration, Shares Issuable, Description				350,000 of the shares are subject to potential forfeiture if the volume-weighted-average trading price of our common stock during the month of December 2013 (the "December Closing Price") is greater than $2.25, and we may be required to issue up to 350,000 additional shares of common stock to JFC if the December Closing Price is less than $2.00.
Operating Leases, Rent Expense													439,000	171,000
Damages awarded to Omniglow, LLC										2,600,000		235,000
Prejudgment Interest Rate										12.00%
Loss contingency damages awarded accrued interest											1,300,000
Loss Contingency, Accrual Carrying Value, Current	3,970,000								3,800,000
Operating Leases, Future Minimum Payments Due	1,752,000														36,000
Future Minimum Lease Payments, Required Per Month	24,000
Payment of contingent consideration from the CTS acquisition			5,500,000		0	5,750,000	5,750,000
Stock Issued During Period, Shares, Issued for Services								22,500
Cash Settlements								62,079
Accrued Liabilities	$ 33,075